Subsequent Events (Details)																					1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 09, 2026 USD ($) shares	Feb. 24, 2026	Feb. 13, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 16, 2026 USD ($) $ / shares	Jan. 12, 2026 USD ($)	Jan. 05, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 26, 2025 shares	Nov. 18, 2025 USD ($) shares	Oct. 01, 2025 USD ($)	Jun. 27, 2025 shares	Jun. 23, 2025 shares	Jun. 01, 2025	May 06, 2025 shares	Dec. 30, 2024 USD ($)	Nov. 26, 2024 shares	Nov. 11, 2024 shares	Aug. 31, 2024 shares	May 31, 2024 USD ($)	Dec. 31, 2026 USD ($) shares	Sep. 30, 2026 shares	Jun. 30, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 USD ($) shares	Apr. 30, 2026 USD ($) $ / shares shares	Feb. 09, 2026 USD ($)	Nov. 03, 2025	Oct. 21, 2025	Sep. 16, 2025 shares	Sep. 09, 2025	Jul. 01, 2025 USD ($)	Jun. 04, 2025	Oct. 21, 2024	Aug. 20, 2024	Aug. 12, 2024	Aug. 01, 2024	Jun. 13, 2024	Apr. 20, 2023
Subsequent Events [Line Items]
Note issued											$ 43,758
Maturity date														Dec. 01, 2026		Mar. 31, 2025
Principal amount																														$ 55,300					$ 86,130
Warrants																								5 years	5 years						5 years	5 years				5 years					5 years
Net cash proceeds																									$ 164,500
Common stock, per share (in Dollars per share) | $ / shares																								$ 0.001	$ 0.001		$ 0.001
Price per share (in Dollars per share) | $ / shares																											$ 11.4
Trading days | Days																											10
Warrants exercise price per share (in Dollars per share) | $ / shares																								$ 10	$ 10		$ 10
Paid principal amount						$ 46,899										$ 117,615												$ 38,511
Options issued (in Shares) | shares																					3,125	3,125	3,125	3,125
Reverse stock split		1-for-20
Shares of common stock (in Shares) | shares										10,361
Fair value										$ 103,610
Settlement and lease payment																											$ 13,000
Shares issued (in Shares) | shares	800,200								40,404			3,000	100		4,500		1,992	16,667	125,000									33,837
Percentage of outstanding common stock	80.02%
Percentage of issued and outstanding common stock	19.98%
Total purchase price																											11,554,827
Consideration received on transaction	$ 11,676,828																										$ 11,676,828
Advance received			$ 259,000
Cash paid			$ 631,827																						$ 631,827
Percentage of accruing on overdue amounts																									4.00%		4.00%
Effective interest rate																20.00%											20.00%										8.26%	10.00%	1.50%	48.72%		18.00%
Percentage of market rate																											10.00%
Fair value amount																									$ 4,787,469		$ 4,787,469
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																								$ 10	$ 10
Floor price (in Dollars per share) | $ / shares																								$ 0.35	$ 0.35
Preferred stock receivable in consideration for disposal of business																									$ 5,614,086
Non-cash consideration measured amount																									239,446		239,446
Assumed liabilities																								$ 186,446	186,446		186,446
Purchase agreement amount																											53,000
Payable amount of promissory notes																											$ 418,434
Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	800,200
Percentage of outstanding common stock	80.02%
Cash payments																					$ 5,000,000
Board of Directors [Member]
Subsequent Events [Line Items]
Reverse stock split										1-for-20
Warrant [Member]
Subsequent Events [Line Items]
Net cash proceeds																				$ 177,560
OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest									24.00%
Shares issued (in Shares) | shares									57,600
Effective interest rate									24.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares																													5,778
Conversion price (in Dollars per share) | $ / shares																													$ 1.1038
Note issued																									5,000,000
Bridge note																								500,000	500,000
Stock options																									95,000
Maturity date			Jan. 05, 2027
Net cash proceeds					$ 300,000
Common stock, per share (in Dollars per share) | $ / shares					$ 10
Price per share (in Dollars per share) | $ / shares					$ 10			$ 0.55
Restricted common stock (in Shares) | shares								36,634
Other payable								$ 20,000
Stock option granted								$ 1,188,500
Exercise prices ranging, minimum (in Dollars per share) | $ / shares								$ 8
Exercise prices ranging, maximum (in Dollars per share) | $ / shares								$ 12
Options issued (in Shares) | shares								6,000
Cash consideration			$ 1,035,827
Advance received			259,000
Amount received			$ 145,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate exercisable					$ 595,938
Warrants					5 years
Warrant coverage percentage					100.00%																						9.99%
Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Aggregate consideration																								$ 111,291	$ 111,291
Installment [Member]
Subsequent Events [Line Items]
Settlement and lease payment																											$ 6,500
Acquisition of Flewber Global Inc [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares					$ 10
Ponderosa Air, LLC [Member]
Subsequent Events [Line Items]
Ownership rate	100.00%																										100.00%
Fly Flyte, Inc. [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares																																	134
Ownership rate	100.00%												10.00%														80.00%						10.00%	19.98%
Percentage of issued and outstanding common stock																																		19.98%
Share-Based Payment Arrangement, Tranche Two [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount																													$ 1,000
Share-Based Payment Arrangement, Tranche Three [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount rate																													0.35%
Share-Based Payment Arrangement, Tranche One [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount																								$ 1,000,000	$ 1,000,000
OG Collection, Inc. Equity Realignment [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate consideration																								74,400	74,400
Promissory Note [Member]
Subsequent Events [Line Items]
Effective interest rate																											18.00%
Payable amount of promissory notes																								$ 418,434	$ 418,434		$ 361,143
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount rate			8.30%	20.00%
Note issued			$ 145,000	$ 125,000			$ 9,963
Maturity date			Mar. 09, 2026	Jul. 29, 2026
Interest Rate				20.00%
Bearing interest			12.00%
Senior Convertible Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount rate					20.00%
Debt, Weighted Average Interest Rate					20.00%
Trading days					10
Senior Convertible Note [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Principal amount					$ 375,000
May 31, 2024 Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Paid principal amount								$ 46,899
VTAK [Member]
Subsequent Events [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																								$ 1.41	$ 1.41		$ 1.41
Minimum [Member] | Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Percentage of equity interest																								20.00%	20.00%
Minimum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest																								20.00%	20.00%
Minimum [Member] | Fly Flyte, Inc. [Member]
Subsequent Events [Line Items]
Ownership rate									20.00%
Maximum [Member] | Subsequent Event [Member] | Vocal, Inc. Equity Realignment [Member]
Subsequent Events [Line Items]
Percentage of equity interest																								51.00%	51.00%
Maximum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Subsequent Events [Line Items]
Percentage of equity interest																								51.00%	51.00%
Maximum [Member] | Fly Flyte, Inc. [Member]
Subsequent Events [Line Items]
Ownership rate									41.73%
Maximum [Member] | Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bearing interest			18.00%
Series D Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock receivable in consideration for disposal of business																											$ 5,614,086
Series D Convertible Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Floor price (in Dollars per share) | $ / shares																											$ 0.35
Series D Convertible Preferred Stock [Member] | VTAK [Member]
Subsequent Events [Line Items]
Issue of shares (in Shares) | shares																											5,778
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock value																											$ 5,778,000